Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of March 31,
	2019	2020
	$	$

Cash on hand	1	12
Bank deposits	6,874	7,748
Short term investments	1,952	1,067
	8,827	8,827